INVENTORY	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Inventory Disclosure [Abstract]
INVENTORY

Inventory as of June 30, 2019 and December 31, 2018 consisted of the following:

	June 30,	December 31,
	2019	2018

Raw materials	$479,305	$417,570
Work in process	88,475	35,280
Finished goods	404,914	459,814
Inventory reserve	(30,000)	(120,000)
Total	$942,694	$792,664

Raw materials consist of supplies for the flooring product line and EZ-CLONE.

Finished goods inventory relates to product at the Company’s retail stores, which is product purchased from distributors, and in some cases directly from the manufacturer, and resold at our stores and EZ-CLONE.

The Company reviews its inventory on a periodic basis to identify products that are slow moving and/or obsolete, and if such products are identified, the Company records the appropriate inventory impairment charge at such time.

Inventory as of December 31, 2018 and 2017 consisted of the following:

	December 31,	December 31,
	2018	2017

Raw materials	$417,570	$110,000
Work in process	35,280	-
Finished goods	459,814	375,678
Inventory reserve	(120,000)	(20,000)
Total	$792,664	$465,678

Raw materials consist of supplies for the flooring product line and EZ-Clone.

Finished goods inventory relates to product at the Company’s retail stores, which is product purchased from distributors, and in some cases directly from the manufacturer, and resold at our stores and EZ- Clone.

The Company reviews its inventory on a periodic basis to identify products that are slow moving and/or obsolete, and if such products are identified, the Company records the appropriate inventory impairment charge at such time.